United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2019

Date of Reporting Period: Quarter ended 11/30/2018

Item 1.	Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—34.4%
		Basic Industry - Chemicals—0.0%
$100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	$102,296
		Basic Industry - Metals & Mining—0.5%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	711,846
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	50,907
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	427,563
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	486,980
		TOTAL	1,677,296
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,237,166
		Capital Goods - Aerospace & Defense—0.6%
500,000		Arconic, Inc., 5.87%, 2/23/2022	510,750
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	413,762
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	478,343
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	24,585
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.351%, (3-month USLIBOR +1.735%), 2/15/2042	31,700
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	499,130
		TOTAL	1,958,270
		Capital Goods - Building Materials—0.2%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	466,729
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	84,377
		TOTAL	551,106
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,007,810
		Capital Goods - Diversified Manufacturing—1.1%
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,154
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	141,557
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.75%, 12/1/2021	1,256,856
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	390,662
789,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.65%, 12/1/2019	783,394
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	990,094
350,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 3.186%, (3-month USLIBOR +0.450%), 6/5/2020	349,940
		TOTAL	3,922,657
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	52,512
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	248,354
		Communications - Cable & Satellite—0.8%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	179,405
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.70%, 4/15/2024	997,602
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,519,535
		TOTAL	2,696,542
		Communications - Media & Entertainment—0.2%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	197,301
400,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	397,431

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	$101,425
		TOTAL	696,157
		Communications - Telecom Wireless—0.5%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	200,056
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	430,523
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	526,815
605,000		Vodafone Group PLC, Sr. Unsecd. Note, 3.75%, 1/16/2024	590,370
		TOTAL	1,747,764
		Communications - Telecom Wirelines—0.4%
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	834,962
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	60,825
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	480,443
		TOTAL	1,376,230
		Consumer Cyclical - Automotive—0.8%
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	984,923
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	494,813
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.15%, 6/19/2023	389,045
800,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	788,221
		TOTAL	2,657,002
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	637,842
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	74,942
		TOTAL	712,784
		Consumer Cyclical - Retailers—1.1%
250,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	255,402
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	748,132
250,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.834%, (3-month USLIBOR +0.500%), 12/13/2019	249,997
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	318,044
970,000		CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	955,492
510,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	497,285
930,000		WalMart, Inc., Sr. Unsecd. Note, 3.40%, 6/26/2023	928,844
		TOTAL	3,953,196
		Consumer Cyclical - Services—1.1%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,239,879
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.90%, 4/1/2022	978,652
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	518,758
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	905,713
		TOTAL	3,643,002
		Consumer Non-Cyclical - Food/Beverage—1.9%
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.209%, (3-month USLIBOR +0.700%), 11/15/2021	283,183
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	434,263
300,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	303,509
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	959,891
810,000		Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	799,551
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	1,267,934
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	628,140
700,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	679,128
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	636,666

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$475,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$485,441
	TOTAL	6,477,706
	Consumer Non-Cyclical - Health Care—0.9%
875,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	844,046
140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	140,141
750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	740,687
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,258,361
	TOTAL	2,983,235
	Consumer Non-Cyclical - Pharmaceuticals—2.4%
750,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	733,210
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,232,040
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	993,887
395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	376,681
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	977,811
750,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	743,393
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	721,942
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	494,391
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	1,036,021
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	929,094
	TOTAL	8,238,470
	Consumer Non-Cyclical - Products—0.6%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	687,351
50,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	49,167
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,193,617
	TOTAL	1,930,135
	Consumer Non-Cyclical - Supermarkets—0.3%
100,000	Kroger Co., Note, 6.80%, 12/15/2018	100,113
990,000	Kroger Co., Sr. Unsecd. Note, 2.80%, 8/1/2022	956,781
	TOTAL	1,056,894
	Consumer Non-Cyclical - Tobacco—0.3%
15,000	Altria Group, Inc., 9.25%, 8/6/2019	15,627
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	473,990
673,000	Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	667,354
	TOTAL	1,156,971
	Energy - Independent—0.5%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	510,607
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	803,187
250,000	Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	246,291
	TOTAL	1,560,085
	Energy - Integrated—0.6%
1,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.79%, 2/6/2024	1,001,819
880,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	880,251
125,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	115,938
	TOTAL	1,998,008
	Energy - Midstream—0.5%
450,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	435,268
225,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.30%, 6/1/2020	224,040
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	150,698
230,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.20%, 9/15/2023	225,610

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	$497,262
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	51,905
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	51,827
250,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	254,651
		TOTAL	1,891,261
		Energy - Oil Field Services—0.3%
275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	273,604
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	467,632
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	253,535
		TOTAL	994,771
		Energy - Refining—0.2%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	102,701
600,000	[1]	Phillips 66, Sr. Unsecd. Note, Series 144A, 3.186%, (3-month USLIBOR +0.750%), 4/15/2020	600,126
		TOTAL	702,827
		Financial Institution - Banking—7.2%
143,000		American Express Co., 2.65%, 12/2/2022	136,754
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	971,366
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	925,059
335,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	334,587
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	954,908
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	517,111
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,780,642
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,061,935
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,152,731
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	299,242
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	51,502
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	723,817
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	479,854
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	401,918
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.55%, 5/13/2021	243,232
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	646,627
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	103,603
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	479,639
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	492,531
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	258,146
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,180,664
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,076,492
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	349,193
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	249,808
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	195,693
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,228,961
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	101,229
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	704,382
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	483,428
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.887%, (3-month USLIBOR +1.400%), 10/24/2023	165,721
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	496,577
1,000,000		PNC Bank, N.A., Series BKNT, 2.15%, 4/29/2021	966,965
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.75%, 8/14/2022	1,056,423
1,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.59%, 1/29/2021	989,262

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$700,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	$698,646
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	732,283
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	724,831
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.757%, (3-month USLIBOR +1.230%), 10/31/2023	751,993
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	357,266
		TOTAL	24,525,021
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
315,000		CBOE Holdings, Inc., 1.95%, 6/28/2019	312,860
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	490,508
		TOTAL	803,368
		Financial Institution - Finance Companies—0.2%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	413,710
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	385,152
		TOTAL	798,862
		Financial Institution - Insurance - Health—0.5%
750,000		Halfmoon Parent, Inc., Sr. Unsecd. Note, Series 144A, 3.75%, 7/15/2023	740,701
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.50%, 6/15/2023	999,006
		TOTAL	1,739,707
		Financial Institution - Insurance - Life—1.0%
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,026,799
500,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	494,979
1,000,000		Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	968,894
335,000		PRICOA Global Funding I, Series 144A, 2.45%, 9/21/2022	321,333
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	494,506
		TOTAL	3,306,511
		Financial Institution - Insurance - P&C—0.7%
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,043,275
750,000		Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	765,812
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	504,103
		TOTAL	2,313,190
		Financial Institution - REIT - Healthcare—0.2%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	150,111
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	682,345
		TOTAL	832,456
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	256,413
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	301,788
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	185,105
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	102,096
		TOTAL	287,201
		Sovereign—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	488,808
		Technology—2.7%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,102,398
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	994,576
490,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	490,812
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	608,927

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 3.176%, (3-month USLIBOR +0.470%), 11/30/2020	$620,418
750,000		Intel Corp., 3.30%, 10/1/2021	752,318
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	998,417
1,250,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,234,834
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	962,658
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.25%, 4/11/2023	554,600
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	720,071
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	151,588
		TOTAL	9,191,617
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	189,704
		Transportation - Services—0.6%
500,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	495,550
1,500,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,493,450
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	204,021
		TOTAL	2,193,021
		Utility - Electric—3.0%
500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	480,136
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	821,327
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	852,764
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	584,766
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	951,772
460,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	445,854
930,000		Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	869,707
710,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	694,837
410,000		Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	392,261
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	446,775
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	439,021
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	248,976
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	453,618
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,020,228
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	305,999
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,232,763
		TOTAL	10,240,804
		Utility - Natural Gas—0.8%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	101,512
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	605,020
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,162,399
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	246,282
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	75,949
600,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	593,207
		TOTAL	2,784,369
		TOTAL CORPORATE BONDS (IDENTIFIED COST $119,640,563)	117,483,347
		ASSET-BACKED SECURITY—0.2%
		Other—0.2%
750,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.680%, (1-month USLIBOR +0.400%), 2/15/2022 (IDENTIFIED COST $750,000)	750,121

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
$1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	$1,287,733
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	404,849
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	178,110
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.096%, 6/10/2046	751,046
1,865,598		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	1,862,790
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	451,949
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	725,180
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	159,500
25,010		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	25,044
300,000		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	303,987
		TOTAL	6,150,188
		Government Agency—0.0%
41,445	[1]	Federal Home Loan Mortgage Corp. REMIC 3397, Class FC, 2.907%, (1-month USLIBOR +0.600%), 12/15/2037	41,860
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,356,937)	6,192,048
		MORTGAGE-BACKED SECURITIES—1.1%
		Federal National Mortgage Association—1.1%
2,437,931		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	2,472,309
1,307,331		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	1,290,019
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,909,827)	3,762,328
		U.S. TREASURIES—46.5%
5,389,650		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	5,284,317
11,941,055		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2023	11,715,953
3,500,000		United States Treasury Note, 1.000%, 3/15/2019	3,485,795
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,453,784
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,291,362
3,500,000		United States Treasury Note, 1.250%, 8/31/2019	3,463,209
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,329,262
5,750,000		United States Treasury Note, 1.375%, 3/31/2020	5,644,969
5,500,000		United States Treasury Note, 1.375%, 8/31/2020	5,366,221
5,000,000		United States Treasury Note, 1.375%, 9/15/2020	4,877,367
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,654,551
22,500,000		United States Treasury Note, 1.625%, 12/31/2019	22,228,418
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	4,784,553
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,162,254
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	9,799,625
3,000,000		United States Treasury Note, 1.750%, 5/31/2022	2,892,209
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,278,526
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	3,879,410
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	965,076
3,000,000		United States Treasury Note, 2.000%, 2/28/2021	2,947,343
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	4,796,232
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	2,904,977
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,439,124
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	4,977,696
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,219,075
		TOTAL U.S. TREASURIES (IDENTIFIED COST $162,525,839)	158,841,308

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—15.8%
1,103,923	Emerging Markets Core Fund	$10,167,129
594,977	Federated Bank Loan Core Fund	5,902,173
4,907,836	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.36%[3]	4,907,836
1,965,160	Federated Mortgage Core Portfolio	18,590,411
918,516	Federated Project and Trade Finance Core Fund	8,330,935
1,026,080	High Yield Bond Portfolio	6,207,786
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $56,398,988)	54,106,270
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $349,582,154)	341,135,422
	OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	819,349
	TOTAL NET ASSETS—100%	$341,954,771
At November 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[5]United States Treasury Long Bond Short Futures	25	$3,497,656	March 2019	$(13,144)
[5]United States Treasury Notes 10-Year Short Futures	90	$10,750,781	March 2019	$(43,288)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(56,432)
The average notional value of short futures contracts held by the Fund throughout the period was $14,248,281. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2018, were as follows:
	Balance of Shares Held 8/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	1,088,231	15,692	—	1,103,923	$10,167,129	$(186,622)	$—	$146,140
Federated Bank Loan Core Fund	586,713	8,264	—	594,977	$5,902,173	$(77,033)	$—	$82,742
Federated Institutional Prime Value Obligations Fund, Institutional Shares	9,693,667	16,099,770	(20,885,601)	4,907,836	$4,907,836	$(180)	$(547)	$37,966
Federated Mortgage Core Portfolio	1,948,595	16,565	—	1,965,160	$18,590,411	$(194,737)	$—	$156,584
Federated Project and Trade Finance Core Fund	907,227	11,289	—	918,516	$8,330,935	$(9,109)	$—	$102,419
High Yield Bond Portfolio	1,009,775	16,305	—	1,026,080	$6,207,786	$(203,450)	$—	$100,145
TOTAL OF AFFILIATED TRANSACTIONS	15,234,208	16,167,885	(20,885,601)	10,516,492	$54,106,270	$(671,131)	$(547)	$625,996
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$117,483,347	$—	$117,483,347
Asset-Backed Security	—	750,121	—	750,121
Collateralized Mortgage Obligations	—	6,192,048	—	6,192,048
Mortgage-Backed Securities	—	3,762,328	—	3,762,328
U.S. Treasuries	—	158,841,308	—	158,841,308
Investment Companies[1]	4,907,836	—	—	54,106,270
TOTAL SECURITIES	$4,907,836	$287,029,152	$—	$341,135,422
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(56,432)	—	—	(56,432)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(56,432)	$—	$—	$(56,432)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $49,198,434 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019